Receivables From Customers - Schedule of Changes in Provision for Doubtful Accounts (Details) - Eletrobras [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 820	R$ 833	R$ 712
Additions	174	239	144
Changes to estimate assumptions		(130)
Disposals	(127)	(122)	(23)
Ending Balance	R$ 867	R$ 820	R$ 833